10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® Emerging Markets Index Fund		Fidelity Emerging Markets Index Fund-Institutional Class		Fidelity Emerging Markets Index Fund-Institutional Premium Class
Management fee	[1]	0.09%		0.09%
Distribution and/or Service (12b-1) fees		none		none
Other expenses		0.02%	[1]	none
Total annual operating expenses		0.11%		0.09%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® Emerging Markets Index Fund - USD ($)	Fidelity Emerging Markets Index Fund-Institutional Class	Fidelity Emerging Markets Index Fund-Institutional Premium Class
1 year	$ 11	$ 9
3 years	35	29
5 years	62	51
10 years	$ 141	$ 115